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Via Federal Express


May 8, 1998

Division of Investment Management
Securities and Exchange Commission
450 5th Street, N.W.
Washington, D.C.  20549

        Re:    Security First Life Insurance Company
               '33 Act File No. 002-75533
               '40 Act File No. 811-03365

Sir/Madam:

Pursuant to of Rule 497(j) under the Securities Act of 1933 you are hereby notified that no changes in definitive materials were made since filing. The electronic submission of this filing was accepted by the Securities and Exchange Commission on April 30, 1998.

Please do not hesitate to call me at (310) 312-6450 if you have any questions about our filing.

Sincerely,


SECURITY FIRST LIFE SEPARATE ACCOUNT A

/s/ Richard C. Pearson

President & General Counsel